Net Income (Loss) Per Share (Components Of Reconciliation Of Numerators And Denominators Net Income Per Share) (Details) (USD $)	3 Months Ended								12 Months Ended
	Oct. 31, 2013	Jul. 31, 2013	Apr. 30, 2013	Jan. 31, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Earnings Per Share [Abstract]
Net income (loss) attributable to OCC (numerator)	$ (90,531)	$ (124,611)	$ 42,485	$ 129,820	$ 434,520	$ 1,173,428	$ 948,925	$ 192,444	$ (42,837)	$ 2,749,317	$ 666,316
Shares (denominator)									5,784,545	6,455,817	6,304,776
Basic and diluted net income (loss) per share (usd per share)	$ (0.02)	$ (0.02)	$ 0.01	$ 0.02	$ 0.07	$ 0.18	$ 0.15	$ 0.03	$ (0.01)	$ 0.43	$ 0.11